Transaction Accounting Adjustments - Schedule of Adjustment to General and Administrative Expense (Details) - Transaction Accounting Adjustment [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Change in Accounting Estimate [Line Items]
Total adjustment	$ 651	$ 4,800
General and Administrative Expense [Member]
Change in Accounting Estimate [Line Items]
Amortization expense for the acquired intangible assets	151	605
Elimination of historical stock-based compensation expense for AnHeart pre-combination awards	(248)	(510)
To record incremental salary expense	55	219
To record stock-based compensation expense for the Nuvation Bio Assumed Options and RSUs attributable to post-combination services	$ 693	$ 4,486